Significant Accounting Policies (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Derivative liability	$ 639,637
Level 1 [Member]
Derivative liability
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 639,637